Capital and other components of equity	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Capital and other components of equity
14.	Capital and other components of equity:
(a)	Share capital:

Authorized capital stock:

Unlimited number of shares without par value:

●	Common shares

Preferred shares, issuable in series, rights, privileges and restrictions determined at time of issuance:

●	Series A preferred shares, non-voting, non-participating, fixed, preferential, and non-cumulative dividend of 5% of paid-up capital, exchangeable at the holder’s option under certain conditions into common shares (none issued and outstanding).

All issued shares are fully paid.

(b)	Share options exercised:

During the years ended March 31, 2023 and 2022, Neptune issued no common shares of the Company upon exercise of stock options.

(c)	DSUs released:

During the years ended March 31, 2023 and 2022, Neptune issued no common shares of the Company to former and current members of the Board of Directors.

(d)	RSUs released:

During the year ended March 31, 2023, Neptune issued 262,495 common shares of the Company to the CEO as part of his employment agreement at a weighted average price of $5.60 per common share. Withholding taxes of $815,954 were paid by the Company pursuant to the issuance of these RSUs resulting in the Company not issuing an additional 173,493 RSUs.

During the year ended March 31, 2022, Neptune issued 108,079 common shares of the Company to the CEO as part of his employment agreement at a weighted average price of $39.74 per common share. Withholding taxes of $1,411,515 were paid by the Company pursuant to the issuance of these RSUs resulting in the Company not issuing an additional 64,105 RSUs.

(e)	Restricted shares:

During the years ended March 31, 2023 and 2022, Neptune issued no restricted common shares of the Company to employees.

(f)	Warrants:

As of October 1, 2022, as a result of the change in functional currency of Neptune, the 2020 Warrants and 2021 Warrants no longer met the criteria for liability classification and therefore were reclassified as equity prospectively. The reclassification did not impact the net earnings for the period.

On March 10, 2023, Sprout issued promissory notes for gross proceeds of $300,000 to various investors as described in note 13. Pursuant to the terms of those promissory notes, the Company also issued to these investors warrants ("March 2023 Warrants") to purchase an aggregate of 111,111 shares of Neptune common stock, with each warrant exercisable for 5 years following the initial issuance at a price of $0.54 per common share. The aggregate fair value on issuance of the March 2023 Warrants was $37,723.

On June 23, 2022, as part of the June 2022 Direct Offering described under note 14(h), Neptune issued a total of 645,526 pre-funded warrants (“Pre-Funded Warrants”), with each Pre-Funded Warrant exercisable for one Common Share. The Pre-Funded Warrants were funded in full at closing except for a nominal exercise price of $0.0001 and were exercisable commencing on the Closing Date, and were to terminate when such Pre-Funded Warrants would be exercised in full. The Pre-funded warrants were fully exercised on June 24, 2022 for $65.

On March 14, 2022, as part of the Direct Offering described under note 14(h), Neptune issued a total of 185,715 pre-funded warrants (“Pre-Funded Warrants”), with each Pre-Funded Warrant exercisable for one Common Share. The Pre-Funded Warrants are funded in full at closing except for a nominal exercise price of $0.0035 and are exercisable commencing on the Closing Date, and will terminate when such Pre-Funded Warrants are exercised in full. The Pre-Funded Warrants were exercised in full on March 30, 2022 for gross proceeds of $650.

Changes in the value of equity related to the warrants for the years ended March 31, 2023 and 2022 were as follows:

	March 31, 2023		March 31, 2022
	Weighted average	Number of	Weighted average	Number of
	exercise price	warrants	exercise price	warrants
Warrants outstanding at April 1, 2022 and 2021	$325.34	176,429	$325.34	176,429
Issued	0.08	756,637	0.0035	185,715
Reclassification from liability related to warrants	78.75	497,355	—	—
Exercised	0.0001	(645,526)	0.0035	(185,715)
Warrants outstanding at March 31, 2023 and 2022	$123.11	784,895	$325.34	176,429
Warrants exercisable at March 31, 2023 and 2022	$123.11	784,895	$325.34	176,429

Warrants of the Company classified as equity are composed of the following as at March 31, 2023 and March 31, 2022:

			March 31, 2023			March 31, 2022
	Number	Number		Number	Number
	outstanding	exercisable	Amount	outstanding	exercisable	Amount
Warrants IFF (i)	57,143	57,143	1,630,210	57,143	57,143	1,630,210
Warrants AMI (ii)	119,286	119,286	4,449,680	119,286	119,286	4,449,680
2020 Warrants (iii)	300,926	300,926	19,058	—	—	—
2021 Warrants (iv)	196,429	196,429	18,652	—	—	—
March 2023 Warrants	111,111	111,111	37,723	—	—	—
	784,895	784,895	$6,155,323	176,429	176,429	$6,079,890
(i)

During the year ended March 31, 2020, Neptune granted 57,143 warrants (“Warrants IFF”) with an exercise price of $420.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. No expense was recognized during the twelve-month period ended March 31, 2023 (2022 - $178,917) under the research and development expenses.

(ii)

During the year ended March 31, 2020, Neptune granted 119,286 warrants (“Warrants AMI”) with an exercise price of $280.00 with 85,715 expiring on October 3, 2024 and 33,572 expiring on February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. The warrants fully vested in fiscal year ended March 31, 2021 and as such no expense was recognized in relation to those instruments since then.

(iii)

During the year ended March 31, 2021, Neptune issued a total of 300,926 warrants (“2020 Warrants”) with an exercise price of $78.75 expiring on October 22, 2025. The warrants, issued as part of the Private Placement entered into on October 20, 2020, are exercisable beginning anytime on or after April 22, 2021 until October 22, 2025. Initially classified as liability, the 2020 Warrants which had a fair value of $19,058 were reclassified as equity on October 1, 2022 as a result of the change in functional currency. The holders of these warrants will be entitled to participate in dividends and other distributions of assets by the Company to its holders of common shares as though the holder then held common shares.

(iv)

On February 19, 2021, the Company issued 196,429 warrants (“2021 Warrants”) with an exercise price of $78.75 expiring on August 19, 2026. The warrants, issued as part of a Registered Direct Offering entered into on February 17, 2021, are exercisable beginning anytime on or after August 19, 2021 until August 19, 2026. Initially classified as liability, the 2021 Warrants which had a fair value of $18,652 were reclassified as equity on October 1, 2022 as a result of the change in functional currency. The holders of these warrants will be entitled to participate in dividends and other distributions of assets by the Company to its holders of common shares as though the holder then held common shares.

(g)	Common shares issued in connection with debt financing:

On February 15, 2023, Neptune issued 146,330 common shares for a value of $96,578 in connection with an aggregate $550,000 Secured Promissory Notes that were issued by Sprout on November 8, 2022, for the payment of borrowing costs.

On July 13, 2022, Neptune issued 372,670 common shares for a value of $570,185 in connection with the amendment of the Secured Promissory Notes that were issued by Sprout for the payment of borrowing costs. In connection with this amendment, investment funds managed by MSEC have provided an additional $3 million in Secured Promissory Notes to Sprout.

On September 9, 2022, Neptune issued 36,765 common shares for a value of $75,736 in connection with a new $250,000 Secured Promissory Notes that were issued by Sprout, for the payment of borrowing costs.

(h)	Direct Offerings:

On June 23, 2022, Neptune issued a total of 645,526 pre-funded warrants (“Pre-Funded Warrants”), along with 1,300,000 common shares of the Company, as part of a registered direct offering ("June 2022 Direct Offering"). Each Pre-Funded Warrant was exercisable for one Common Share. The common shares and the Pre-Funded Warrants were sold together with 1,945,526 Series C Warrants (the “Series C Warrants”), and 1,945,526 Series D Warrants (the “Series D Warrants”) and collectively, the “June 2022 Common Warrants”. Each of the June 2022 Common Warrant is exercisable for one common share. Each of the common share and Pre-Funded Warrants and the accompanying June 2022 Common Warrants were sold together at a combined offering price of $2.57, for aggregate gross proceeds of $5,000,002 before deducting fees and other estimated offering expenses. The Pre-Funded Warrants are funded in full at closing except for a nominal exercise price of $0.0001 and are exercisable commencing on the Closing Date and will terminate when such Pre-Funded Warrants are exercised in full. The Series C Warrants and the Series D Warrants have an exercise price of $2.32 per share and can be exercised for a period of 5 years and 2 years respectively from the date of issuance. On October 6, 2022, the Company agreed to extend the termination date of 972,763 Series C Warrants by two years.  Proceeds of the June 2022 Direct Offering were allocated between common shares and warrants first by allocating proceeds to the warrants classified as a liability based on their fair value and then allocating the residual to the equity instruments, which includes the Pre-Funded Warrants. The fair value of the liability-classified warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $4,046,836 for the Series C Warrants and $3,080,121 for the Series D Warrants. Because the fair value of the liability classified warrant exceeded the total proceeds, no consideration was allocated to the Common Shares and Pre-Funded Warrants and a loss $2,126,955  was immediately recognized in the net loss of the period as there were no additional rights or privileges identified. The Company is in need of financing to be able to continue its activities as described in note 1. The Pre-Funded Warrants were exercised in full on June 24, 2022 for gross proceeds of $65. Total issue costs related to this private placement of $465,211, were recorded under finance costs. During the month of August 2022, a total of 201,207 Series C Warrants and 972,763 Series D Warrants were exercised at $2.32 each in cashless transactions, which resulted in an aggregate total of 384,446 shares being issued for an aggregate value of $1,769,000.

On March 14, 2022, Neptune issued a total of 528,572 common shares of the Company, along with 185,715 pre-funded warrants (“Pre-Funded Warrants”), as part of a registered direct offering (“Direct Offering”), with each Pre-Funded Warrant exercisable for one Common Share. The common shares and the Pre-Funded Warrants were sold together with 714,287 Series A Warrants (the “Series A Warrants”) and 714,287 Series B Warrants (the “Series B Warrants” and collectively with the Series A Warrants, the “Common Warrants”) to purchase up to an aggregate of 1,428,572 common shares. Each common share and Pre Funded Warrants and the accompanying Common Warrants were sold together at a combined offering price of $11.20, for aggregate gross proceeds of $8.0 million before deducting fees and other estimated offering expenses. The Pre-Funded Warrants are funded in full at closing except for a nominal exercise price of $0.0035 and are exercisable commencing on the Closing Date, and will terminate when such Pre-Funded Warrants are exercised in full. The Series A Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date, and will expire five and one half years from the date of issuance. The Series B Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date, and expire 18 months from the date of issuance. Common Warrants were recognized as liabilities. The proceeds were allocated amongst common shares and Pre Funded Warrants using the relative fair value approach after allocating proceeds to the Common Warrants corresponding to their fair value. The residual amount of $306,868 and $107,818 was then allocated to the Common Share and Pre-Funded Warrants. Total issue costs related to this private placement amounted to $636,847, of which $33,012 were recorded against share capital and the portion related to the warrants, in the amount of $603,835, was recorded under finance costs.

(i)	Registered Direct Offering Priced At-The-Market:

On October 11, 2022, the Company closed a registered direct offering (“October 2022 Direct Offering”) of 3,208,557 of its Common Shares and warrants (“Series E Warrants”) to purchase up to 6,417,114 Common Shares in the concurrent Private Placement. The combined purchase price for one Common Share and one warrant was $1.87. The Series E Warrants have an exercise price of $1.62 per Common Share, are exercisable immediately following the date of issuance and will expire five years from the date of issuance. The Company received gross proceeds of $6,000,002 and net proceeds of $5,135,002 after deducting the placement agent fees and expenses, and the Company’s offering expenses.  Based on the fair value of the warrants as at the date of closing, which was determined using a Black-Scholes model, the Company recorded the full proceeds to liabilities, with an initial liability of $7,029,614 and a loss on initial recognition of $1,029,614. Because the fair value of the liability classified warrant exceeded the total proceeds, no consideration was allocated to the Common Shares. Total issue costs related to this offering of $865,000 were recorded under finance costs.

(j)	Common shares issued in exchange of services rendered by non-employees:

On January 10, 2023, Neptune issued 71,665 common shares to non-employees for consulting services of a value of $117,443 rendered on different matters, including but not limited to the divestiture of the Cannabis assets.

On June 15, 2022, Neptune issued 7,104 common shares to non-employees for consulting services of a value of $39,532 rendered in connection with the divestiture of the Cannabis assets.